INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,684	$ 1,257
Finished goods	6,213	5,978
Total inventory	7,897	7,235
Cost of goods sold, deferred finished goods inventory	$ 901	$ 512